GUIDESTONE FUNDS

Supplement dated November 14, 2013

to

Prospectus dated May 1, 2013, as amended October 31, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.        SUB-ADVISER CHANGE OF ADDRESS FOR THE SMALL CAP EQUITY FUND

All references to TimesSquare Capital Management, LLC, 1177 Avenue of the Americas, 39th Floor, New York, New York 10036 are deleted in their entirety and replaced with TimesSquare Capital Management, LLC, 7 Times Square, 42nd Floor, New York, NY 10036. There are no other changes to the disclosure.

II.        SUB-ADVISER CHANGE OF ADDRESS FOR THE

             GLOBAL NATURAL RESOURCES EQUITY FUND

All references to RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111 are deleted in their entirety and replaced with RS Investment Management Co. LLC, One Bush Street, Suite 900, San Francisco, California 94104. There are no other changes to the disclosure.

III.        CHANGES FOR THE EMERGING MARKETS EQUITY FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Emerging Markets Equity Fund on page 117, the disclosure entitled “Genesis Asset Managers, LLP” is deleted in its entirety and replaced with the following:

Genesis Asset Managers, LLP and Genesis Investment Management, LLP
Karen Yerburgh Managing Partner and Portfolio Manager	Since October 2013
Karen Royden Partner and Portfolio Manager	Since October 2013
Andrew Elder Partner and Portfolio Manager	Since October 2013

Under the heading “Sub-Advisers” the disclosure for the Emerging Markets Equity Fund, beginning on page 148, is deleted in its entirety and replaced with the following:

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”) are located at Heritage Hall, La Marchant Street, St. Peter Port, Guernsey, GYI 4HY, Channel Islands and 21 Grosvenor Place, SW1X 7HU, United Kingdom, respectively: Formed in 1989, Genesis specializes in the investment management of institutional funds in emerging markets. As of September 30, 2013, Genesis had assets of $36.3 billion under management. A team of country, sector and industry specialists within Genesis makes investment decisions for an assigned portion of the Emerging Markets Equity

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Fund. The Portfolio Coordination Team, responsible for optimizing client portfolios in terms of return and risk, consists of Karen Yerburgh, Managing Partner and Portfolio Manager, Karen Roydon, Partner and Portfolio Manager, and Andrew Elder, Partner and Portfolio Manager. Each member of the team has been with Genesis for more than five years. Ms. Yerburgh shares responsibility for investments in India and Indonesia. Ms. Roydon is responsible for investments in China, Malaysia and South Korea. She is also responsibile for the food, real estate and retailing sectors. Mr. Elder shares responsibility for investments in Brazil, Russia, South Africa and Turkey. He is also responsible for the airlines, beverages and paper sectors. Genesis manages all client portfolios on a team basis, and each member of the team is jointly and primarily responsible for the day-to-day management of the Emerging Markets Equity Fund portfolio account.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated November 14, 2013

to

Statement of Additional Information (“SAI”) dated May 1, 2013, as amended October 31, 2013

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.        SUB-ADVISER CHANGE OF ADDRESS FOR THE SMALL CAP EQUITY FUND

All references to TimesSquare Capital Management, LLC, 1177 Avenue of the Americas, 39th Floor, New York, New York 10036 are deleted in their entirety and replaced with TimesSquare Capital Management, LLC, 7 Times Square, 42nd Floor, New York, NY 10036. There are no other changes to the disclosure.

II.        SUB-ADVISER CHANGE OF ADDRESS FOR THE

             GLOBAL NATURAL RESOURCES EQUITY FUND

All references to RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111 are deleted in their entirety and replaced with RS Investment Management Co. LLC, One Bush Street, Suite 900, San Francisco, California 94104. There are no other changes to the disclosure.

III.    CHANGES TO INVESTMENT RESTRICTIONS

In the section entitled “Investment Restrictions” under the sub-heading for the Non-Fundamental Investment Restrictions, beginning on page 39, the information under item number four is deleted in its entirety and replaced with the following:

4.

A Fund shall not purchase any portfolio security while borrowings representing more than 10% of the Fund’s total assets are outstanding (investment and repurchase agreements will not be considered to be loans for the purposes of this restriction).

IV.    CHANGES TO THE BOARD’S COMMITTEES

In the section entitled “The Board’s Committees”, beginning on page 46, the information for the Investment Management Committee is deleted in its entirety and replaced with the following:

Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Trustees, Messrs. George and Hazel. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in Fund investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of

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the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2012, there were four meetings of the Investment Management Committee.

V.        CHANGES FOR THE EMERGING MARKETS EQUITY FUND

In the section entitled “Control Persons of Sub-Advisers” under the sub-heading for the Emerging Markets Equity Fund, on page 58, the information for Genesis Asset Managers, LLP is deleted in its entirety and replaced with the following:

Genesis Asset Managers, LLP (“GAM”), Heritage Hall, La Marchant Street, St. Peter Port, Guernsey, GYI 4HY, Channel Islands: GAM, which is a Delaware limited liability partnership, specializes in the investment management of emerging markets. Taking into account its predecessor entities, GAM has been in business since 1989 and, as of June 2004, is majority owned by Affiliated Managers Group, Inc., an asset management holding company, with the balance of the interests held by GAM management.

Genesis Investment Management, LLP (“GIM”), 21 Grosvenor Place, SW1X 7HU, United Kingdom: GIM, which is a U.K. limited liability partnership, specializes in the investment management of emerging markets. Taking into account its predecessor entities, GIM has been in business since 1989 and is principally owned by GAM, with the balance of the interests held by five other partners.

Under the “Other Accounts Managed” chart, beginning on page 60, the heading for Genesis Asset Managers, LLP is deleted in its entirety and replaced with Genesis Asset Managers, LLP and Genesis Investment Management, LLP. There are no other changes to the disclosure.

In the section entitled “Portfolio Manager Compensation”, the introductory sentence referring to Genesis Asset Managers, LLP, on page 74, is deleted in its entirety and replaced with the following sentence. There are no other changes to this disclosure.

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”).

In Appendix B – Description of Proxy Voting Procedures, the introductory sentence referring to Genesis Asset Managers, LLP, is deleted in its entirety and replaced with the following sentence. There are no other changes to this disclosure.

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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